Interest Expense	12 Months Ended
Dec. 31, 2017
Interest Expense [Abstract]
Interest Expense
(16) Interest Expense

The Group capitalizes interest expense as a component of the cost of construction in progress. The following is a summary of interest cost incurred during the year ended December 31, 2017, 2016 and 2015:

	December 31, 2017		December 31, 2016	December 31, 2015
	RMB	US$	RMB	RMB
Interest cost capitalized	-	-	-	-
Interest cost charged to expense	9,453	1,453	7,865	8,333
	9,453	1,453	7,865	8,333

Interest expense in 2017 was higher than that in 2016, which was mainly due to increased short-term loan.